Subsequent Events - Distributions Declared (Details) - $ / shares									3 Months Ended	8 Months Ended	12 Months Ended
	May 10, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 29, 2021	Sep. 25, 2021	Mar. 31, 2021	Aug. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Monthly rate (usd per share)		$ 0.05916667	$ 0.05916667	$ 0.05833333	$ 0.05666667	$ 0.05416667	$ 0.04333333	$ 0.04333333
Annually (usd per share)		0.71	0.71	0.7	$ 0.68	$ 0.65	$ 0.52	$ 0.52	$ 0.5	$ 0.5	$ 0.5
Common Stock | Subsequent event
Subsequent Event [Line Items]
Monthly rate (usd per share)		0.05916667	0.05916667	0.05833333
Annually (usd per share)	$ 0.72	$ 0.71	$ 0.71	$ 0.7